FINANCIAL INSTRUMENT RISK	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
FINANCIAL INSTRUMENT RISK [Text Block]
15.	FINANCIAL INSTRUMENT RISK

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company examines the various financial instrument risk to which it is exposed and assesses the impact and likelihood of those risks.

a)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by forecasting cash flows. Cash is invested in highly liquid investments which are available to discharge obligations when they come due.

Please see Note 1.

b)	Credit risk

Credit risk is the risk of a financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations.

The Company is exposed to credit risk through its cash and cash equivalents which are held in large Canadian financial institutions that have high credit ratings assigned by international credit ratings agencies. The Company believes this credit risk is insignificant.

c)	Market risk

The Company is exposed to market risk because of the fluctuating values of its publicly traded marketable securities. The Company has no control over these fluctuations and does not hedge its investments. Marketable securities are adjusted to fair value at each reporting date.